As filed with the U.S. Securities and Exchange Commission on May 8, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1645

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

February 28, 2023

Vident International Equity Strategy ETFTM

Ticker: VIDI

Vident U.S. Equity Strategy ETFTM

Ticker: VUSE

Vident U.S. Bond Strategy ETFTM

Ticker: VBND

Vident ETFs

Vident International Equity Strategy ETFTM

Letter to Shareholders
February 28, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident International Equity Strategy ETF™ (“VIDI” or the “Fund”). The following information pertains to the fiscal period of September 1, 2022 through February 28, 2023 (the “Period). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.

The Fund had positive performance during the Period. The market return for VIDI was 5.17% and the NAV return was 5.49%, while the Morningstar Global Markets ex-US Large-Mid Cap Index, a broad market index, gained 6.93% over the same period. The Fund’s Index returned 6.12%. Meanwhile, outstanding shares ended the period at 15,700,000.

VIDI returns were consistent with global market dynamics. Most global markets overperformed U.S. markets, and VIDI (an international fund) overperformed most U.S. indices. Emerging markets underperformed developed markets. Accordingly, VIDI (which is overweight emerging markets) underperformed Morningstar Global Markets ex-US Large-Mid Cap Index (which is overweight developed markets). VIDI was overweight emerging Asia, an underperforming region, which may also help explain its underperformance.

For the Period, the largest positive contributor to return was Bank of Ireland Group Plc (BIRG ID), adding 0.43% to the return of the Fund, gaining 78.51% with an average weighting of 0.70%. The second largest contributor to return was Deutsche Bank Aktiengesellschaft (DBK GR), adding 0.28% to the return of the Fund, gaining 49.52% with an average weighting of 0.60%. The third largest contributor to return was KGHM Polska Miedz SA (KGH PW), adding 0.28% to the return of the Fund, gaining 52.29% with an average weighting of 0.55%.

For the Period, the largest negative contributor to return was Delek Group, Ltd. (DLEKG IT), detracting -0.33% from the return of the Fund, declining -45.98% with an average weighting of 0.54%. The security contributing second-most negatively was Daqo New Energy Corporation - ADR (DQ US), detracting -0.19% from the return of the Fund, and declining -31.74% with an average weighting of 0.37%. The third largest negative contributor to return was SL Corporation (005850 KS), detracting -0.17% from the return of the Fund, and declining -25.66% with an average weight of 0.40%.

Vident International Equity Strategy ETFTM

Letter to Shareholders
February 28, 2023 (Unaudited) (Continued)

For the Period, the best performing security in the Fund was Voestalpine AG (VOE AV), gaining 83.57% and contributing 0.01% to the return of the Fund. The second-best performing security for the period was Bank of Ireland Group Plc (BIRG ID), gaining 78.51% and contributing 0.43% to the return of the Fund. The third-best performing security was Aurubis AG (NDA GR), gaining 64.93% for the period and contributing 0.14% to the return of the Fund.

For the Period, the worst performing security in the Fund was Delek Group, Ltd. (DLEKG IT), declining -45.98% and reducing the return of the Fund by -0.33%. The second-worst performing security in the Fund was Marfrig Global Foods SA (MRFG3 BZ), declining -45.53% and reducing the return of the Fund by -0.16%. The third-worst performing security in the Fund was SD Biosensor, Inc. (137310 KS), declining -33.19% and reducing the return of the Fund by -0.17%.

Vident wishes to express our sincerest appreciation for your confidence and commitment to VIDI. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

Vident U.S. Equity Strategy ETFTM

Letter to Shareholders
February 28, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident U.S. Equity Strategy ETF™ (“VUSE” or the “Fund”). The following information pertains to the fiscal period of September 1, 2022 through February 28, 2023 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality IndexTM1. This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across giant, large, and small/mid-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

The Fund had positive performance during the Period. The market return for VUSE was 7.54% and the NAV return was 7.55%, while the S&P 500 Index, a broad market index, gained 1.26% over the same period. The Fund’s Index returned 7.50%2. Meanwhile, outstanding shares ended the period at 11,200,000.

The overperformance of VUSE is consistent with the economic and market themes of the Period. The economy continued its recovery from the economic contraction of the first half of 2022 and that recovery, added to the persistence of inflation, led to hawkish sentiment regarding interest rate hikes. Hawkish periods often coincide with overperformance of value relative to growth and this period was no exception. Since VUSE had a value tilt relative to the S&P 500 Index during the period, this likely helped lead to its excess returns over that index. VUSE also underweights large cap relative to the S&P Index. Large capitalization securities underperformed mid- and small capitalization securities, which is common during times of economic recovery, which was likely another aid to VUSE’S performance.

For the Period, the largest positive contributor to return was NVIDIA Corporation (NVDA US), adding 0.98% to the return of the Fund, gaining 58.86% with an average weighting of 0.69%. The second largest contributor to return was Tesla, Inc. (TSLA US), adding 0.39% to the return of the Fund, gaining 67.00% with an average weighting of 0.25%. The third largest contributor to return was Atkore, Inc. (ATKR US), adding 0.36% to the return of the Fund, gaining 72.99% with an average weighting of 0.61%.

[1]	Prior to December 31, 2022, VUSE sought to track the performance, before fees and expenses, of the Vident Core U.S. Index™ as discussed in the Fund’s prospectus dated December 31, 2022.

[2]

The Index return is the combined cumulative return of the Vident Core U.S. Stock Index for the period September 1, 2022 to December 31, 2023 and the Vident U.S. Quality Index for the period January 1, 2023 to February 28, 2023.

Vident U.S. Equity Strategy ETFTM

Letter to Shareholders
February 28, 2023 (Unaudited) (Continued)

For the Period, the largest negative contributor to return was Pfizer, Inc. (PFE US), detracting -0.50% from the return of the Fund, declining -8.69% with an average weighting of 1.08%. The security contributing second-most negatively was Lumen Technologies, Inc. (LUMN US), detracting -0.24% from the return of the Fund, and declining -47.59% with an average weighting of 0.22%. The third largest negative contributor to return was Coinbase Global, Inc. - Class A (COIN US), detracting -0.22% from the return of the Fund, and declining -47.02% with an average weight of 0.27%.

For the Period, the best performing security in the Fund was Adeia, Inc. (ADEA US), gaining 126.35% and contributing 0.06% to the return of the Fund. The second-best performing security for the period was Atkore, Inc. (ATKR US), gaining 72.99% and contributing 0.36% to the return of the Fund. The third-best performing security was Tesla, Inc. (TSLA US), gaining 67.00% for the period and contributing 0.39% to the return of the Fund.

For the Period, the worst performing security in the Fund was Lumen Technologies, Inc. (LUMN US), declining -47.59% and reducing the return of the Fund by -0.24%. The second-worst performing security in the Fund was Coinbase Global, Inc. - Class A (COIN US), declining -47.02% and reducing the return of the Fund by -0.22%. The third-worst performing security in the Fund was Xperi, Inc. (XPER US), declining -42.48% and reducing the return of the Fund by -0.04%.

Vident wishes to express our sincerest appreciation for your confidence and commitment to VUSE. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

Vident U.S. Bond Strategy ETFTM

Letter to Shareholders
February 28, 2023 (Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Vident U.S. Bond Strategy ETF™ (“VBND” or the “Fund”). The following information pertains to the fiscal period of September 1, 2022 through February 28, 2023 (the “Period”). The Fund seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™ (the “Index”). This Index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance, and creditworthiness factors.

The Fund had negative performance during the Period. The market return for VBND was -1.24% and the NAV return was -1.56%, while the FTSE US Broad Investment Grade Bond Index, a broad market index, detracted -2.11% over the same period. The Fund’s Index fell -1.03%. Meanwhile, outstanding shares ended the period at 8,600,000.

VBND’s negative returns are consistent with the hawkish sentiment shift during the period. Hawkish periods often coincide with overperformance of value relative to growth and this period was no exception. VBND’s favorable performance relative to the FTSE US Broad Investment Grade Bond Index makes sense: VBND was overweight to U.S. Treasuries securities which outperformed corporate bonds, to which it is underweight. Duration likely helped as well, as VBND was underweight mid-duration Treasuries, an underperformer. Hawkish sentiment helps explain both general bond losses and VBND’s performance relative to broad bond indices.

For the Period, the largest positive contributor to return was United States Treasury Note/Bond (T 3 ⅜ 05/15/44), adding 0.10% to the return of the Fund, declining -5.67% with an average weighting of 1.07%. The second largest contributor to return was United States Treasury Note/Bond (T 3 05/15/45), adding 0.07% to the return of the Fund, gaining 7.11% with an average weighting of 0.64%. The third largest contributor to return was Fannie Mae/Freddie Mac (UMBS) (FNCL 3.5 12/22), adding 0.06% to the return of the Fund, gaining 5.39% with an average weighting of 0.20%.

For the Period, the largest negative contributor to return was United States Treasury Note/Bond (T 6 ⅛ 11/15/27), detracting -0.12% from the return of the Fund, declining -3.34% with an average weighting of 1.22%. The security contributing second-most negatively was United States Treasury Note/Bond (T 3 11/15/44), detracting -0.10% from the return of the Fund, and declining -5.68% with an average weighting of 1.98%. The third largest negative contributor to return was United States Treasury Note/Bond (T 2 ⅞ 05/15/43), detracting -0.10% from the return of the Fund, and declining -5.48% with an average weight of 3.36%.

Vident U.S. Bond Strategy ETFTM

Letter to Shareholders
February 28, 2023 (Unaudited) (Continued)

For the Period, the best performing security in the Fund was Kyndryl Holdings, Inc. (KD 3.15 10/15/31), gaining 18.61% and contributing 0.01% to the return of the Fund. The second-best performing security for the Period was Kyndryl Holdings, Inc. (KD 4.1 10/15/41), gaining 17.34% and contributing 0.04% to the return of the Fund. The third-best performing security was Philip Morris International, Inc. (PM 4 ⅞ 11/15/43), gaining 15.41% for the period and contributing 0.05% to the return of the Fund.

For the Period, the worst performing security in the Fund was Warnermedia Holdings, Inc. (WBD 5.391 03/15/62), declining -12.16% and reducing the return of the Fund by -0.00%. The second-worst performing security in the Fund was Dell International LLC / EMC Corporation (DELL 8.35 07/15/46), declining -11.45% and reducing the return of the Fund by -0.03%. The third-worst performing security in the Fund was Discovery Communications LLC (WBD 6.35 06/01/40), declining -9.89% and reducing the return of the Fund by -0.03%.

Vident wishes to express our sincerest appreciation for your confidence and commitment to VBND. We will continue to strive to ensure the satisfaction of our shareholders.

Sincerely,

Deborah K. Kimery, CFA
Chief Executive Officer, Vident Advisory, LLC

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Fund holdings are subject to change and are not recommendations to buy or sell any security. For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 11-39.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the Indices. Because the Funds employ a representative sampling strategy and may also invest up to 20%

Vident U.S. Bond Strategy ETFTM

Letter to Shareholders
February 28, 2023 (Unaudited) (Continued)

of their assets in securities that are not included in the Indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Indices. The Funds invest in securities included in, or representative of securities included in, the Indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity Index™ (Bloomberg Symbol: VIEQX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth. Vident U.S. Quality IndexTM (Bloomberg Symbol: VQUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. The Vident Core U.S. Stock Index™ (Bloomberg Symbol: VCUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing. The Vident Core U.S. Bond Index™ (Bloomberg Symbol: VUBDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

The Morningstar Global ex-US Large-Mid Index measures the performance of Global Markets Ex-US equity markets targeting the top 90% of stocks by market capitalization. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The Morningstar Global Markets ex-US Index measures the performance of the stocks located in the developed and emerging countries across the world (excluding the United States) as defined by Morningstar. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The S&P 500 Index measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted.

The Morningstar U.S. Market Total Return Index measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

The FTSE Broad Investment Grade Bond Index measures the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. Introduced in 1985, the index covers US Treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the US investment-grade bond market. Subindexes are available in any combination of asset class, maturity, and rating.

It is not possible to invest directly in an index.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

Vident International Equity Strategy ETFTM

Portfolio Allocation
As of February 28, 2023 (Unaudited)

Country	Percentage of Net Assets
Taiwan	8.2%
Republic of Korea	7.1
Norway	6.6
Canada	6.3
Singapore	5.7
Israel	5.1
Brazil	5.0
Germany	4.9
Hong Kong	4.9
Sweden	4.8
Australia	4.5
China	4.3
Switzerland	3.8
United Kingdom	3.7
Denmark	3.4
South Africa	2.4
Thailand	2.2
Malaysia	2.1
Netherlands	2.1
Poland	2.0
Chile	1.8
Indonesia	1.8
Italy	1.6
Ireland	1.1
Mexico	1.0
France	0.9
Finland	0.6
Spain	0.6
Japan	0.5
Austria	0.1
Belgium	0.1
Russian Federation	0.0
Short-Term Investments	0.1
Investments Purchased With Proceeds From Securities Lending	3.8
Liabilities in Excess of Other Assets	(3.1)
Total	100.0%

Vident U.S. Equity Strategy ETFTM

Portfolio Allocation
As of February 28, 2023 (Unaudited) (Continued)

Sector	Percentage of Net Assets
Information Technology	27.1%
Health Care	14.6
Consumer Discretionary	12.2
Financials	11.2
Industrials	8.2
Communication Services	6.5
Consumer Staples	6.5
Energy	6.0
Materials	3.7
Real Estate	2.2
Utilities	1.7
Short-Term Investments	0.3
Investments Purchased with Proceeds from Securities Lending	16.6
Liabilities in Excess of Other Assets	(16.8)
Total	100.0%

Vident U.S. Bond Strategy ETFTM

Portfolio Allocation
As of February 28, 2023 (Unaudited) (Continued)

Asset Type	Percentage of Net Assets
U.S. Government Notes/Bonds	61.9%
Corporate Bonds	24.5
Mortgage Backed Securities - U.S. Government Agency	10.0
U.S. Government Agency Issues	2.9
Short-Term Investments	7.0
Investments Purchased with Proceeds from Securities Lending	2.1
Liabilities in Excess of Other Assets	(8.4)
Total	100.0%

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 95.9%
	Australia — 4.5%
292,865	AGL Energy, Ltd.	$1,362,705
444,618	Beach Energy, Ltd.	424,257
135,115	BlueScope Steel, Ltd.	1,736,647
257,228	Harvey Norman Holdings, Ltd. (a)	667,827
353,884	Healius, Ltd.	656,264
51,789	JB Hi-Fi, Ltd. (a)	1,461,216
49,224	Metcash, Ltd.	135,100
100,279	New Hope Corporation, Ltd.	367,194
185,994	QBE Insurance Group, Ltd.	1,891,409
80,558	Sonic Healthcare, Ltd.	1,749,785
536,491	South32, Ltd.	1,570,136
1,453,627	Tabcorp Holdings, Ltd.	990,056
282,489	Whitehaven Coal, Ltd.	1,377,289
392,876	Yancoal Australia, Ltd. (a)	1,552,524
		15,942,409
	Austria — 0.1%
4,003	OMV AG	195,746
2,515	Voestalpine AG	93,404
		289,150
	Belgium — 0.1%
55,447	Proximus SADP	512,750

	Brazil — 2.8%
445,030	Cia Brasileira de Distribuicao	1,329,796
240,235	EDP - Energias do Brasil SA	905,132
544,435	Embraer SA (b)	1,738,413
285,881	JBS SA	1,046,447
443,653	Marfrig Global Foods SA	543,870
107,064	Minerva SA	233,171
191,722	Telefonica Brasil SA	1,438,089
756,465	TIM SA	1,782,236
57,866	Vale SA	947,678
		9,964,832
	Canada — 6.3%
18,429	Alimentation Couche-Tard, Inc.	866,459

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Canada — 6.3% (Continued)
26,675	Canfor Corporation (b)	$456,127
16,473	Celestica, Inc. (b)	213,316
235,957	Crescent Point Energy Corporation	1,617,010
2,839	Fairfax Financial Holdings, Ltd.	1,989,291
28,485	Gildan Activewear, Inc.	907,202
69,855	Great-West Lifeco, Inc.	1,910,244
29,664	iA Financial Corporation, Inc.	1,995,830
29,509	Interfor Corporation (b)	497,868
29,639	Magna International, Inc.	1,655,622
93,178	Manulife Financial Corporation (a)	1,846,518
67,824	Power Corporation of Canada	1,814,352
26,635	Stelco Holdings, Inc.	1,091,654
36,967	Sun Life Financial, Inc.	1,790,447
43,851	Teck Resources, Ltd. - Class B	1,754,426
16,889	TFI International, Inc.	2,065,583
		22,471,949
	Chile — 1.3%
1,040,404	Cencosud SA	1,956,199
13,711,689	Enel Americas SA	1,697,601
376,959	Falabella SA	825,207
		4,479,007
	China — 4.3%
774,500	3SBio, Inc. (c)	767,643
942,000	China Life Insurance Company, Ltd. - Class H	1,596,102
652,800	China Pacific Insurance Group Company, Ltd. - Class H	1,729,822
2,355,500	China Resources Pharmaceutical Group, Ltd. (c)	1,935,534
130,178	Hello Group, Inc. - ADR (a)	1,146,868
2,276,000	Lenovo Group, Ltd.	2,041,282
638,100	New China Life Insurance Company, Ltd. - Class H	1,544,544
1,286,000	PetroChina Company, Ltd. - Class H	658,605
336,000	PICC Property & Casualty Company, Ltd. - Class H	294,928
5,255,000	The People’s Insurance Company Group of China, Ltd. - Class H	1,660,284
119,699	Vipshop Holdings, Ltd. - ADR (b)	1,782,318
		15,157,930

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Denmark — 3.4%
866	AP Moller - Maersk AS - Class B	$2,024,944
23,625	Danske Bank AS	550,229
11,190	DSV AS	2,042,518
42,949	FLSmidth & Company AS	1,697,030
363,837	H Lundbeck AS	1,542,859
26,070	Jyske Bank AS (b)	2,191,693
21,895	Pandora AS	2,082,178
		12,131,451
	Finland — 0.6%
93,136	Nokia OYJ	432,567
74,078	Nokian Renkaat OYJ	674,986
169,341	Outokumpu OYJ	1,020,051
		2,127,604
	France — 0.9%
31,278	Cie de Saint-Gobain	1,868,487
30,185	Renault SA (b)	1,359,517
		3,228,004
	Germany — 4.3%
7,475	Allianz SE	1,761,038
10,591	Aurubis AG	1,041,635
18,054	Bayerische Motoren Werke AG	1,871,550
12,646	BioNTech SE - ADR (a)	1,644,612
139,090	Deutsche Bank AG	1,740,561
62,038	Deutsche Lufthansa AG (b)	646,203
34,756	Freenet AG	869,868
76,896	K+S AG	1,834,022
24,514	Mercedes-Benz Group AG	1,888,692
4,960	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,715,315
23,364	Suedzucker AG	397,928
		15,411,424
	Hong Kong — 4.9%
219,900	ASMPT, Ltd.	1,874,172
1,227,000	China Taiping Insurance Holdings Company, Ltd.	1,449,047

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Hong Kong — 4.9% (Continued)
3,634,000	China Traditional Chinese Medicine Holdings Company, Ltd. (a)	$1,884,245
247,000	CK Asset Holdings, Ltd.	1,548,175
457,000	Kingboard Holdings, Ltd.	1,630,168
2,178,000	Kunlun Energy Company, Ltd.	1,742,511
5,158,000	Pacific Basin Shipping, Ltd. (a)	1,872,769
1,164,000	Sino Land Company, Ltd.	1,491,794
133,000	Swire Pacific, Ltd. - Class A	1,084,400
2,391,500	WH Group, Ltd. (c)	1,389,291
837,000	Xinyi Glass Holdings, Ltd.	1,563,210
		17,529,782
	Indonesia — 1.8%
8,635,800	Adaro Energy Tbk PT	1,693,183
4,542,900	Astra International Tbk PT	1,817,160
2,018,900	Bank Negara Indonesia Persero Tbk PT	1,161,695
740,000	Indo Tambangraya Megah Tbk PT	1,805,115
		6,477,153
	Ireland — 1.1%
173,520	Bank of Ireland Group plc	1,919,310
18,240	DCC plc	1,020,645
13,198	Johnson Controls International plc	827,779
		3,767,734
	Israel — 5.1%
192,246	Bank Hapoalim BM	1,609,330
112,110	Bank Leumi Le-Israel BM	872,512
1,095,490	Bezeq The Israeli Telecommunication Corporation, Ltd.	1,516,832
14,053	Check Point Software Technologies, Ltd. (b)	1,738,637
16,202	Delek Group, Ltd. (b)	1,524,399
42,850	First International Bank Of Israel, Ltd.	1,519,046
225,996	ICL Group, Ltd.	1,643,158
52,139	Inmode, Ltd. (b)	1,841,028
42,807	Perion Network, Ltd. (b)	1,444,308
17,133	Plus500, Ltd.	372,321
179,204	Teva Pharmaceutical Industries, Ltd. (b)	1,781,738
98,368	ZIM Integrated Shipping Services, Ltd. (a)	2,327,387
		18,190,696

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Italy — 1.6%
92,758	Assicurazioni Generali SpA	$1,840,503
117,725	Eni SpA	1,668,712
96,269	Iveco Group NV (b)	912,307
91,290	Leonardo SpA	1,027,672
93,068	UnipolSai Assicurazioni SpA	237,469
		5,686,663
	Japan — 0.5%
97,500	Sumitomo Forestry Company, Ltd.	1,870,334

	Malaysia — 2.1%
773,500	CIMB Group Holdings Bhd	966,983
4,669,600	Hartalega Holdings Bhd	1,529,651
874,500	Malayan Banking Bhd	1,714,897
1,070,100	MISC Bhd	1,802,776
304,300	Petronas Chemicals Group Bhd	485,524
1,141,700	Sime Darby Plantation Bhd	1,076,187
		7,576,018
	Mexico — 1.0%
206,786	Arca Continental SAB de CV	1,748,738
209,267	Fomento Economico Mexicano SAB de CV	1,924,229
		3,672,967
	Netherlands — 2.1%
330,364	Aegon NV	1,728,284
61,306	Koninklijke Ahold Delhaize NV	1,951,429
28,307	Randstad NV	1,744,140
119,080	Stellantis NV	2,090,514
		7,514,367
	Norway — 6.6%
25,226	Aker BP ASA	683,402
1,447,332	DNO ASA	1,677,227
61,030	Equinor ASA	1,888,432
90,346	Gjensidige Forsikring ASA	1,610,179
45,130	Kongsberg Gruppen ASA	1,885,187
261,116	Leroy Seafood Group ASA	1,304,753
97,615	Mowi ASA	1,694,916

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Norway — 6.6% (Continued)
108,297	Nordic Semiconductor ASA (b)	$1,563,242
221,145	Norsk Hydro ASA	1,617,141
243,643	Orkla ASA	1,646,493
206,737	Storebrand ASA	1,718,387
174,382	Telenor ASA	1,964,348
119,903	TGS ASA	2,175,198
51,118	Var Energi ASA	146,266
40,803	Yara International ASA	1,948,549
		23,523,720
	Poland — 2.0%
85,032	Bank Polska Kasa Opieki SA	1,718,616
52,748	KGHM Polska Miedz SA	1,514,524
121,419	Polski Koncern Naftowy ORLEN SA	1,824,117
59,890	Powszechna Kasa Oszczednosci Bank Polski SA (a)	419,504
215,396	Powszechny Zaklad Ubezpieczen SA	1,777,693
		7,254,454
	Republic of Korea — 7.1%
49,157	DB HiTek Company, Ltd.	1,682,836
32,796	DB Insurance Company, Ltd.	1,908,401
49,541	GS Holdings Corporation	1,521,891
51,906	Hankook Tire & Technology Company, Ltd.	1,459,213
65,813	Hyundai Marine & Fire Insurance Company, Ltd.	1,750,703
34,259	Kia Corporation	1,949,520
61,856	KT Corporation	1,423,401
23,342	KT&G Corporation	1,564,659
23,051	LG Electronics, Inc.	1,937,103
198,469	LG Uplus Corporation	1,660,345
64,827	LX INTERNATIONAL Corporation	1,535,860
6,446	NongShim Company, Ltd.	1,782,910
377,428	Pan Ocean Company, Ltd.	1,805,493
76,261	SD Biosensor, Inc.	1,325,527
24,374	Seegene, Inc.	449,443
9,515	Shinsegae, Inc.	1,466,888
		25,224,193

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Russian Federation — 0.0% (d)
1,196	Magnit PJSC - GDR (b)(e)(f)(g)	$—
24,074	Severstal PAO - GDR (b)(e)(f)(g)	—
		—
	Singapore — 5.7%
66,300	City Developments, Ltd.	379,730
888,400	ComfortDelGro Corporation, Ltd.	798,547
55,600	DBS Group Holdings, Ltd.	1,411,323
2,350,900	Genting Singapore, Ltd.	1,781,316
69,200	Jardine Cycle & Carriage, Ltd.	1,527,268
48,772	JOYY, Inc. - ADR (a)	1,531,441
317,900	Keppel Corporation, Ltd.	1,294,129
166,100	NETLINK NBN TRUST (f)	106,731
184,800	Oversea-Chinese Banking Corporation, Ltd.	1,739,343
500,800	Sembcorp Industries, Ltd.	1,350,447
6,067,132	Sembcorp Marine, Ltd. (b)	572,392
397,000	Singapore Airlines, Ltd. (a)	1,678,067
913,300	Singapore Telecommunications, Ltd.	1,607,934
79,419	United Overseas Bank, Ltd.	1,765,194
91,000	Venture Corporation, Ltd.	1,160,695
577,800	Wilmar International, Ltd.	1,691,143
		20,395,700
	South Africa — 2.4%
216,790	Aspen Pharmacare Holdings, Ltd.	1,675,742
94,027	Impala Platinum Holdings, Ltd.	878,533
2,719,897	Old Mutual, Ltd.	1,764,738
346,324	Sibanye Stillwater, Ltd.	700,147
180,734	Standard Bank Group, Ltd.	1,807,512
406,913	Woolworths Holdings, Ltd.	1,706,901
		8,533,573
	Spain — 0.6%
237,349	Banco Bilbao Vizcaya Argentaria SA	1,855,851
88,100	Mapfre SA	189,476
		2,045,327

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Sweden — 4.8%
39,720	Boliden AB	$1,638,337
32,125	Getinge AB - Class B	694,646
192,053	Securitas AB - Class B	1,664,437
100,462	Skanska AB - Class B	1,836,110
285,356	SSAB AB - Class B	1,963,009
95,861	Swedbank AB - Class A	1,965,276
80,966	Swedish Orphan Biovitrum AB (b)	1,871,862
313,246	Telefonaktiebolaget LM Ericsson - Class B	1,745,162
89,820	Volvo AB - Class B	1,806,977
378,108	Volvo Car AB - Class B (b)	1,793,263
		16,979,079
	Switzerland — 3.8%
7,093	Baloise Holding AG	1,184,374
7,857	Chubb, Ltd.	1,657,984
11,971	Cie Financiere Richemont SA	1,810,498
61,219	Ferrexpo plc	109,171
115,706	Glencore plc	693,886
7,133	Helvetia Holding AG	918,595
19,508	Novartis AG	1,650,141
42,004	STMicroelectronics NV	2,023,471
5,165	Swatch Group AG	1,803,135
17,399	Swiss Re AG	1,822,973
		13,674,228
	Taiwan — 8.2%
540,000	ASE Technology Holding Company, Ltd.	1,878,600
2,900,600	AUO Corporation	1,770,661
313,000	Catcher Technology Company, Ltd.	1,895,289
625,000	Chicony Electronics Company, Ltd.	1,887,133
480,000	Gigabyte Technology Company, Ltd.	1,874,662
4,787,550	Innolux Corporation	2,309,752
819,000	Lite-On Technology Corporation	1,868,114
1,585,000	Macronix International Company, Ltd.	1,792,063
429,000	Micro-Star International Company, Ltd.	1,928,913
355,000	Nanya Technology Corporation	680,418
158,000	Novatek Microelectronics Corporation	2,113,097

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 95.9% (Continued)
	Taiwan — 8.2% (Continued)
574,000	Powertech Technology, Inc.	$1,659,673
546,000	Radiant Opto-Electronics Corporation	1,890,513
1,192,000	United Microelectronics Corporation	1,954,098
2,253,000	Winbond Electronics Corporation	1,704,381
1,814,000	Wistron Corporation	1,973,583
		29,180,950
	Thailand — 2.2%
163,800	Bangkok Bank PCL - NVDR	757,792
2,877,100	Bangkok Chain Hospital pcl - NVDR	1,620,041
1,866,600	Regional Container Lines pcl - NVDR (a)	1,650,515
2,669,600	Sri Trang Agro-Industry pcl - NVDR	1,907,329
5,644,300	Sri Trang Gloves Thailand pcl - NVDR (a)	1,772,765
		7,708,442
	United Kingdom — 3.7%
30,778	Anglo American plc	1,074,808
320,856	Aviva plc - Class B	1,734,021
107,599	BT Group plc	181,525
244,302	HSBC Holdings plc	1,879,883
176,776	International Distributions Services plc	503,362
501,076	J Sainsbury plc	1,626,980
70,289	Janus Henderson Group plc (a)	1,930,136
416,626	Kingfisher plc	1,448,608
18,368	Rio Tinto plc	1,270,194
1,118,309	Vodafone Group plc	1,350,906
		13,000,423
	TOTAL COMMON STOCKS (Cost $344,406,272)	341,522,313

	PREFERRED STOCKS — 3.3%
	Brazil — 2.2%
780,132	Cia Energetica de Minas Gerais	1,567,526
1,170,552	Cia Paranaense de Energia - Class B	1,594,159
283,225	Gerdau SA	1,551,018
639,780	Metalurgica Gerdau SA	1,536,737
339,332	Petroleo Brasileiro SA	1,661,334
		7,910,774

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	PREFERRED STOCKS — 3.3% (Continued)
	Chile — 0.5%
751,847	Embotelladora Andina SA - Class B	$1,838,191

	Germany — 0.6%
34,048	Schaeffler AG	249,506
13,353	Volkswagen AG	1,829,019
		2,078,525
	TOTAL PREFERRED STOCKS (Cost $11,832,635)	11,827,490
Principal Amount
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Deposit Account — 0.1%
$227,738	U.S. Bank Money Market Deposit Account, 3.53% (h)	227,738
	TOTAL SHORT-TERM INVESTMENTS (Cost $227,738)	227,738
Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.8%
	Private Funds — 2.3%
8,336,395	Mount Vernon Liquid Assets Portfolio, LLC, 4.75% (i)(j)	8,336,395
		8,336,395
Principal Amount
	Repurchase Agreements — 1.5%
$1,261,406	Bank of America Securities, Inc. - 4.550%, dated 2/28/23, matures 3/1/23, repurchase price $1,261,563 (collateralized by various U.S. government mortgage backed securities: Total Value $1,286,634)	1,261,406
1,261,406	Citigroup Global Markets, Inc. - 4.550%, dated 2/28/22, matures 3/1/22, repurchase price $1,261,563 (collateralized by various U.S. government mortgage backed securities and U.S. government Treasury bonds: Total Value $1,286,634)	1,261,406
231,539	Deutsche Bank, Inc. - 4.550%, dated 2/28/23, matures 3/1/23, repurchase price $231,568 (collateralized by various U.S. government mortgage backed securities: Total Value $236,170)	231,539

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.8% (Continued)
	Repurchase Agreements — 1.5% (Continued)
$1,261,406	HSBC Securities U.S.A., Inc. - 4.530%, dated 2/28/23, matures 3/1/23, repurchase price $1,261,563 (collateralized by various U.S. government mortgage backed securities, Treasury notes and bonds: Total Value $1,286,634)	$1,261,406
1,261,406	RBC Dominion Securities, Inc. - 4.550%, dated 2/28/23, matures 3/1/23, repurchase price $1,261,563 (collateralized by various U.S. Government Treasury bills, notes, bonds, and mortgage backed securities: Total Value $1,286,634)	1,261,406
		5,277,163
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,613,558) (k)	13,613,558
	TOTAL INVESTMENTS — 103.1% (Cost $370,080,203)	367,191,099
	Liabilities in Excess of Other Assets — (3.1)%	(11,206,783)
	NET ASSETS — 100.0%	$355,984,316

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $13,592,066 or 3.8% of net assets.
(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2023, the value of these securities amounted to $4,092,468 or 1.2% of net assets.

(d)	Represents less than 0.05% of net assets.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)

Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2023, the value of these securities amounted to $106,731 or 0.0% of net assets.

(g)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities is $0, which represents 0.0% of net assets.
(h)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2023.

(i)	Rate shown is the annualized seven-day yield as of February 28, 2023.
(j)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.
(k)

Investment purchased with cash proceeds from securities lending. As of February 28, 2023, total cash collateral has a value of $13,613,558. Additionally, total non-cash collateral has a value of $1,116,745.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 6.5%
63,546	Activision Blizzard, Inc.	$4,845,383
23,061	Alphabet, Inc. - Class A (a)	2,076,874
4,875	Charter Communications, Inc. - Class A (a)	1,792,099
22,247	Electronic Arts, Inc.	2,468,082
49,361	Iridium Communications, Inc. (a)	3,029,284
10,443	Madison Square Garden Sports Corporation	1,996,075
12,064	Meta Platforms, Inc. - Class A (a)	2,110,476
5,759	Netflix, Inc. (a)	1,855,147
31,762	New York Times Company - Class A	1,222,837
7,184	Nexstar Media Group, Inc.	1,335,506
54,901	Pinterest, Inc. - Class A (a)	1,378,564
31,106	Shutterstock, Inc.	2,339,793
35,565	World Wrestling Entertainment, Inc. - Class A (b)	2,987,460
80,983	Yelp, Inc. (a)	2,431,110
		31,868,690
	Consumer Discretionary — 12.2%
6,973	Airbnb, Inc. - Class A (a)	859,631
1,964	AutoZone, Inc. (a)	4,883,565
8,192	Cavco Industries, Inc. (a)	2,334,720
3,305	Chipotle Mexican Grill, Inc. (a)	4,928,019
7,623	Deckers Outdoor Corporation (a)	3,173,836
3,628	Dillards, Inc. - Class A (b)	1,293,055
26,651	Grand Canyon Education, Inc. (a)	3,019,292
24,221	Lowe’s Companies, Inc.	4,983,471
28,660	Marriott International, Inc. - Class A	4,850,418
2,034	McDonalds Corporation	536,793
470	NVR, Inc. (a)	2,431,601
7,335	O’Reilly Automotive, Inc. (a)	6,088,784
35,560	Skyline Champion Corporation (a)(b)	2,432,660
68,275	Steven Madden, Ltd.	2,478,383
39,155	Tesla, Inc. (a)	8,054,575
48,854	The Buckle, Inc. (b)	1,992,755
5,868	Ulta Beauty, Inc. (a)	3,044,318
19,576	Williams-Sonoma, Inc. (b)	2,445,434
		59,831,310

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Consumer Staples — 6.5%
103,479	Altria Group, Inc.	$4,804,530
49,895	Cal-Maine Foods, Inc. (b)	2,834,036
22,191	Medifast, Inc. (b)	2,488,277
69,357	PepsiCo, Inc.	12,035,520
70,111	Procter & Gamble Company	9,644,469
		31,806,832
	Energy — 6.0%
75,160	Chevron Corporation	12,083,473
92,255	Devon Energy Corporation	4,974,390
110,176	Exxon Mobil Corporation	12,109,444
		29,167,307
	Financials — 11.2%
15,373	Affiliated Managers Group, Inc.	2,450,610
28,016	American Express Company	4,874,504
5,513	American Financial Group, Inc.	739,348
7,183	Ameriprise Financial, Inc.	2,462,835
53,026	Bank OZK	2,440,787
7,142	BlackRock, Inc.	4,923,909
31,769	East West Bancorp, Inc.	2,421,115
77,879	Equitable Holdings, Inc.	2,446,958
10,865	Evercore, Inc. - Class A (b)	1,425,271
78,453	Federated Hermes, Inc.	3,087,126
49,986	Hancock Whitney Corporation	2,455,312
30,126	Marsh & McLennan Companies, Inc.	4,884,630
177,000	MGIC Investment Corporation	2,435,520
7,273	MSCI, Inc.	3,797,597
16,129	Piper Sandler Companies	2,435,318
22,330	Principal Financial Group, Inc.	1,999,875
105,344	Regions Financial Corporation	2,456,622
38,530	SEI Investments Company	2,321,432
170,092	SLM Corporation	2,445,923
11,060	Virtus Investment Partners, Inc. (b)	2,327,356
		54,832,048

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Health Care — 14.6%
97,181	Abbott Laboratories	$9,885,251
22,408	AbbVie, Inc.	3,448,591
26,012	Bristol-Myers Squibb Company	1,793,787
39,191	Danaher Corporation	9,700,948
49,420	Edwards Lifesciences Corporation (a)	3,975,345
23,564	Eli Lilly & Company	7,333,588
75,651	Gilead Sciences, Inc.	6,092,175
111,040	Merck & Company, Inc.	11,796,890
6,153	Moderna, Inc. (a)	854,098
292,339	Pfizer, Inc.	11,860,193
16,988	Vertex Pharmaceuticals, Inc. (a)	4,931,447
		71,672,313
	Industrials — 8.2%
17,053	Atkore, Inc. (a)	2,490,079
34,301	Boise Cascade Company	2,370,542
6,999	Cintas Corporation	3,068,852
6,781	Encore Wire Corporation (b)	1,308,801
22,771	Expeditors International of Washington, Inc.	2,380,936
29,441	Exponent, Inc.	3,029,479
9,273	Forward Air Corporation	957,066
7,851	Illinois Tool Works, Inc.	1,830,539
13,528	Landstar System, Inc.	2,445,727
36,048	Matson, Inc. (b)	2,397,553
41,840	Mueller Industries, Inc. (b)	3,094,905
7,189	Old Dominion Freight Line, Inc. (b)	2,438,940
31,065	Robert Half International, Inc.	2,504,460
86,874	Rollins, Inc.	3,057,965
27,072	UFP Industries, Inc. (b)	2,315,468
20,911	United Parcel Service, Inc. - Class B	3,816,048
2,224	Watsco, Inc. (b)	677,675
		40,185,035
	Information Technology — 27.1% (c)
30,459	Adobe, Inc. (a)	9,867,193
66,552	Apple, Inc.	9,810,430
43,820	Applied Materials, Inc.	5,089,693

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 27.1% (c) (Continued)
25,355	Autodesk, Inc. (a)	$5,037,785
18,645	Axcelis Technologies, Inc. (a)	2,396,628
16,899	Broadcom, Inc.	10,042,907
25,196	Cadence Design Systems, Inc. (a)	4,861,316
201,389	Cisco Systems, Inc.	9,751,255
25,638	Dolby Laboratories, Inc. - Class A	2,109,495
6,774	Fiserv, Inc. (a)	779,620
64,022	Fortinet, Inc. (a)	3,805,468
12,852	KLA-Tencor Corporation	4,875,792
12,717	Kulicke & Soffa Industries, Inc. (b)	677,816
10,200	Lam Research Corporation	4,957,302
16,643	Lattice Semiconductor Corporation (a)	1,413,989
27,648	Mastercard, Inc. - Class A	9,823,058
61,274	Microchip Technology, Inc.	4,965,032
39,175	Microsoft Corporation	9,771,029
33,954	Paychex, Inc.	3,748,522
27,908	Power Integrations, Inc. (b)	2,295,433
19,420	Qualys, Inc. (a)	2,294,473
45,463	Rambus, Inc. (a)	2,010,829
13,474	Synopsys, Inc. (a)	4,901,302
24,253	Teradyne, Inc.	2,452,948
28,861	Texas Instruments, Inc.	4,948,218
44,480	Visa, Inc. - Class A (b)	9,782,931
		132,470,464
	Materials — 3.7%
18,592	Alpha Metallurgical Resources, Inc.	3,118,622
35,647	CF Industries Holdings, Inc.	3,061,721
122,364	Freeport-McMoRan, Inc.	5,013,253
23,773	Louisiana-Pacific Corporation	1,390,958
11,242	Nucor Corporation	1,882,361
12,028	Southern Copper Corporation	886,343
21,843	Steel Dynamics, Inc.	2,754,621
		18,107,879

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Real Estate — 2.2%
9,814	Crown Castle, Inc.	$1,283,180
184,025	eXp World Holdings, Inc. (b)	2,223,022
16,647	Public Storage	4,976,621
79,068	Weyerhaeuser Company	2,470,875
		10,953,698
	Utilities — 1.7%
24,371	American Electric Power Company, Inc.	2,143,917
52,504	National Fuel Gas Company	3,007,429
53,603	OGE Energy Corporation	1,914,699
19,382	Otter Tail Corporation (b)	1,373,990
		8,440,035
	TOTAL COMMON STOCKS (Cost $475,141,975 )	489,335,611
Principal Amount
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Deposit Account — 0.3%
$1,343,181	U.S. Bank Money Market Deposit Account, 3.53% (d)	1,343,181
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,343,181)	1,343,181

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.6%
	Private Funds — 16.6%
81,372,488	Mount Vernon Liquid Assets Portfolio, LLC, 4.75% (e)(f)	$81,372,488
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $81,372,488)	81,372,488
	TOTAL INVESTMENTS — 116.8% (Cost $557,857,644 )	572,051,280
	Liabilities in Excess of Other Assets — (16.8)%	(82,472,084)
	NET ASSETS — 100.0%	$489,579,196

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $42,494,341 or 8.7% of net assets.
(c)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2023.

(e)	Rate shown is the annualized seven-day yield as of February 28, 2023.
(f)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.5%
	Communication Services — 0.6%
	Hughes Satellite Systems Corporation
$1,120,000	08/01/2026, 5.250%	$1,073,587
	Paramount Global
1,290,000	02/28/2057, 6.250% (a)	1,065,656
		2,139,243
	Consumer Discretionary — 2.0%
	AutoNation, Inc.
1,300,000	03/01/2032, 3.850%	1,090,050
	BRUNSWICK Corporation
1,625,000	08/18/2031, 2.400%	1,195,526
	Dick’s Sporting Goods, Inc.
1,590,000	01/15/2052, 4.100% (b)	1,050,625
	Hasbro, Inc.
960,000	03/15/2040, 6.350%	935,401
	Lear Corporation
1,245,000	05/15/2049, 5.250%	1,047,775
	MDC Holdings, Inc.
1,280,000	01/15/2043, 6.000%	1,083,645
	Mohawk Industries, Inc.
1,210,000	05/15/2030, 3.625% (b)	1,056,273
		7,459,295
	Consumer Staples — 0.8%
	Altria Group, Inc.
1,500,000	05/06/2050, 4.450%	1,056,836
	Kraft Heinz Foods Company
105,000	01/26/2039, 6.875%	114,358
890,000	02/09/2040, 6.500%	935,916
	Philip Morris International, Inc.
1,180,000	11/15/2043, 4.875%	1,027,376
		3,134,486
	Energy — 4.7%
	Continental Resources, Inc.
1,470,000	06/01/2044, 4.900% (b)	1,103,045

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.5% (Continued)
	Energy — 4.7% (Continued)
	Devon Energy Corporation
$975,000	09/30/2031, 7.875%	$1,102,254
	Energy Transfer LP
1,030,000	07/01/2038, 7.500%	1,113,406
	Enterprise Products Operating LLC
1,310,000	02/15/2078, 5.375% (a)	1,097,125
	EQT Corporation
1,020,000	02/01/2030, 7.000% (b)	1,054,185
	Halliburton Company
860,000	09/15/2039, 7.450%	975,067
	Hess Corporation
1,050,000	01/15/2040, 6.000%	1,031,077
	Magellan Midstream Partners LP
1,080,000	10/15/2043, 5.150%	951,284
	Marathon Oil Corporation
945,000	10/01/2037, 6.600%	941,810
	Marathon Petroleum Corporation
945,000	03/01/2041, 6.500%	976,853
	NOV, Inc.
1,470,000	12/01/2042, 3.950%	1,067,560
	Ovintiv, Inc.
920,000	11/01/2031, 7.375%	982,739
	Patterson-UTI Energy, Inc.
1,315,000	02/01/2028, 3.950% (b)	1,150,583
	Phillips 66 Company
930,000	10/01/2046, 4.900% (c)	820,077
	Plains All American Pipeline LP / PAA Finance Corporation
160,000	06/15/2044, 4.700%	122,913
1,150,000	02/15/2045, 4.900%	905,254
	Valero Energy Corporation
1,000,000	06/15/2037, 6.625% (b)	1,062,818
	Western Midstream Operating LP
1,265,000	02/01/2050, 5.500%	1,033,148
		17,491,198

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.5% (Continued)
	Financials — 6.6%
	Allstate Corporation
$1,100,000	05/15/2067, 6.500% (a)	$1,064,863
	Ally Financial, Inc.
990,000	11/01/2031, 8.000%	1,073,749
	American Assets Trust LP
1,400,000	02/01/2031, 3.375%	1,107,918
	American Equity Investment Life Holding Company
1,115,000	06/15/2027, 5.000%	1,095,204
	Blackstone Secured Lending Fund
1,430,000	09/30/2028, 2.850%	1,154,604
	Brighthouse Financial, Inc.
1,475,000	06/22/2047, 4.700%	1,140,692
	Capital One Financial Corporation
1,420,000	07/29/2032, 2.359% (a)	1,041,544
	Corebridge Financial, Inc.
1,145,000	12/15/2052, 6.875% (a)(b)(c)	1,132,454
	Enstar Group, Ltd.
1,135,000	06/01/2029, 4.950%	1,045,092
	Fifth Third Bancorp
810,000	03/01/2038, 8.250%	1,011,078
	GLP Capital LP
1,105,000	06/01/2028, 5.750%	1,081,658
	Huntington Bancshares, Inc.
1,500,000	08/15/2036, 2.487% (a)	1,104,287
	Legg Mason, Inc.
925,000	01/15/2044, 5.625%	916,711
	Lincoln National Corporation
820,000	06/15/2040, 7.000%	881,784
	Markel Corporation
1,000,000	04/05/2046, 5.000%	879,069
	MetLife, Inc.
810,000	08/01/2069, 10.750%	1,102,910
	MGIC Investment Corporation
1,170,000	08/15/2028, 5.250%	1,093,938

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.5% (Continued)
	Financials — 6.6% (Continued)
	Prudential Financial, Inc.
$1,100,000	05/15/2045, 5.375% (a)	$1,069,789
	Radian Group, Inc.
1,085,000	03/15/2025, 6.625% (b)	1,085,369
	Regions Bank
888,000	06/26/2037, 6.450%	925,910
	Synchrony Financial
1,170,000	08/04/2026, 3.700%	1,085,391
	Unum Group
1,160,000	08/15/2042, 5.750%	1,086,667
	Western Alliance Bancorp
1,380,000	06/15/2031, 3.000% (a)	1,201,921
		24,382,602
	Health Care — 0.8%
	Cardinal Health, Inc.
1,150,000	06/15/2047, 4.368%	915,620
	Centene Corporation
1,150,000	12/15/2029, 4.625%	1,052,714
	HCA, Inc.
1,060,000	06/15/2047, 5.500%	950,538
		2,918,872
	Industrials — 1.5%
	BNSF Funding Trust I
1,190,000	12/15/2055, 6.613% (a)	1,163,225
	FedEx Corporation
1,015,000	01/15/2044, 5.100%	919,802
	Flowserve Corporation
1,310,000	10/01/2030, 3.500% (b)	1,106,333
	Kirby Corporation
1,310,000	03/01/2028, 4.200%	1,225,258
	Owens Corning
1,230,000	07/15/2047, 4.300%	980,216
		5,394,834

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.5% (Continued)
	Information Technology — 2.1%
	Broadcom, Inc.
$1,205,000	04/15/2030, 5.000%	$1,156,862
	Corning, Inc.
685,000	11/15/2079, 5.450%	605,552
	HP, Inc.
995,000	09/15/2041, 6.000% (b)	974,696
	Kyndryl Holdings, Inc.
1,575,000	10/15/2041, 4.100%	1,062,495
	Micron Technology, Inc.
1,180,000	02/06/2029, 5.327%	1,154,553
	Qorvo, Inc.
915,000	10/15/2029, 4.375% (b)	816,880
	Vontier Corporation
1,410,000	04/01/2031, 2.950%	1,075,492
	Western Digital Corporation
1,435,000	02/01/2032, 3.100%	1,035,178
		7,881,708
	Materials — 1.0%
	Dow Chemical Company
650,000	05/15/2039, 9.400%	859,961
	Freeport-McMoRan, Inc.
1,090,000	03/15/2043, 5.450%	981,114
	Martin Marietta Materials, Inc.
210,000	12/15/2047, 4.250%	172,196
	Mosaic Company
950,000	11/15/2043, 5.625%	896,679
	Vulcan Materials Company
1,040,000	06/15/2047, 4.500%	886,938
		3,796,888
	Real Estate — 2.0%
	Brixmor Operating Partnership LP
1,185,000	07/01/2030, 4.050%	1,049,003
	Corporate Office Properties LP
1,400,000	04/15/2031, 2.750%	1,054,554

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	CORPORATE BONDS — 24.5% (Continued)
	Real Estate — 2.0% (Continued)
	EPR Properties
$1,365,000	08/15/2029, 3.750%	$1,114,002
	MPT Operating Partnership LP / MPT Finance Corporation
1,305,000	08/01/2029, 4.625% (b)	977,145
	Omega Healthcare Investors, Inc.
1,400,000	04/15/2033, 3.250%	1,000,841
	Sabra Health Care LP
1,500,000	12/01/2031, 3.200%	1,114,892
	Simon Property Group LP
850,000	02/01/2040, 6.750%	945,979
		7,256,416
	Utilities — 2.4%
	American Electric Power Company, Inc.
1,300,000	02/15/2062, 3.875% (a)	1,090,612
	CMS Energy Corporation
1,240,000	06/01/2050, 4.750% (a)	1,113,768
	Dominion Energy, Inc.
1,150,000	10/01/2054, 5.750% (a)	1,111,951
	Duke Energy Corporation
1,405,000	01/15/2082, 3.250% (a)	1,116,413
	National Fuel Gas Company
1,100,000	01/15/2026, 5.500%	1,096,081
	NextEra Energy Capital Holdings, Inc.
1,030,000	12/01/2077, 4.800% (a)	910,726
160,000	03/15/2082, 3.800% (a)	137,530
	Sempra Energy
1,300,000	04/01/2052, 4.125% (a)	1,099,345
	Southern Company
1,245,000	09/15/2051, 3.750% (a)	1,063,929
		8,740,355
	TOTAL CORPORATE BONDS (Cost $100,589,293)	90,595,897

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 10.0%
	Federal National Mortgage Association
$940,000	03/01/2040, 4.500% (d)	$905,503
1,090,000	03/15/2041, 3.500% (d)	992,752
1,260,000	03/15/2041, 4.000% (d)	1,182,136
3,000,000	03/15/2041, 5.000% (d)	2,948,573
3,400,000	03/15/2041, 5.500% (d)	3,394,788
3,000,000	03/15/2041, 6.000% (d)	3,036,270
1,900,000	03/15/2043, 3.000% (d)	1,671,703
3,098,409	04/01/2052, 4.000%	2,910,076
3,792,934	05/01/2052, 4.000%	3,563,569
3,834,912	06/01/2052, 4.000%	3,603,001
1,850,000	03/15/2053, 6.500% (d)	1,895,202
		26,103,573
	Government National Mortgage Association
2,390,000	03/15/2040, 6.000% (d)	2,424,870
1,110,000	03/15/2041, 4.500% (d)	1,075,507
2,330,000	03/15/2041, 5.000% (d)	2,303,164
450,000	03/15/2042, 4.000% (d)	425,215
400,000	03/15/2043, 3.000% (d)	356,750
410,000	03/15/2045, 3.500% (d)	376,960
3,620,000	10/20/2052, 5.500% (d)	3,634,248
		10,596,714
	TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $37,561,228)	36,700,287

	U.S. GOVERNMENT AGENCY ISSUES — 2.9%
	Financials — 1.5%
	Federal Farm Credit Banks Funding Corporation
240,000	11/18/2024, 0.875%	224,068
330,000	01/06/2025, 1.125%	308,010
320,000	02/14/2025, 1.750%	301,313
		833,391

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 2.9% (Continued)
	Financials — 1.5% (Continued)
	Federal Home Loan Banks
$310,000	08/15/2024, 1.500%	$294,452
300,000	09/13/2024, 2.875%	290,543
350,000	12/13/2024, 2.750%	336,806
340,000	12/20/2024, 1.000%	317,071
560,000	03/14/2025, 2.375%	532,555
455,000	04/14/2025, 0.500%	416,399
305,000	09/04/2025, 0.375%	274,501
		2,462,327
	Federal Home Loan Mortgage Corporation
310,000	02/12/2025, 1.500%	291,039
125,000	07/21/2025, 0.375%	112,843
240,000	09/23/2025, 0.375%	215,721
		619,603
	Federal National Mortgage Association
450,000	09/06/2024, 2.625%	434,445
275,000	10/15/2024, 1.625%	260,698
330,000	01/07/2025, 1.625%	311,214
455,000	04/22/2025, 0.625%	416,701
265,000	06/17/2025, 0.500%	240,865
130,000	08/25/2025, 0.375%	116,967
80,000	11/07/2025, 0.500%	71,735
		1,852,625
	Utilities — 1.4%
	Tennessee Valley Authority
60,000	09/15/2024, 2.875%	57,991
630,000	05/15/2025, 0.750%	575,404
230,000	11/01/2025, 6.750%	242,266
555,000	04/01/2036, 5.880%	618,642
800,000	01/15/2038, 6.150%	911,886
950,000	09/15/2039, 5.250%	997,710
820,000	12/15/2042, 3.500%	679,549
590,000	04/01/2056, 5.375%	637,512
470,000	09/15/2060, 4.625%	449,647

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT AGENCY ISSUES — 2.9% (Continued)
	Utilities — 1.4% (Continued)
$110,000	09/15/2065, 4.250%	$97,405
		5,268,012
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $11,887,180)	11,035,958
	U.S. GOVERNMENT NOTES/BONDS — 61.9%
	U.S. Treasury Bonds — 16.1%
	United States Treasury Bonds
4,100,000	08/15/2041, 1.750%	2,835,807
2,775,000	11/15/2041, 2.000%	2,001,794
3,625,000	08/15/2042, 2.750%	2,949,207
5,205,000	11/15/2042, 2.750%	4,223,065
1,895,000	02/15/2043, 3.125%	1,631,069
4,990,000	05/15/2043, 2.875%	4,123,182
200,000	11/15/2043, 3.750%	189,277
1,720,000	02/15/2044, 3.625%	1,593,923
3,925,000	05/15/2044, 3.375%	3,495,780
4,935,000	08/15/2044, 3.125%	4,213,738
6,135,000	11/15/2044, 3.000%	5,124,043
4,580,000	02/15/2045, 2.500%	3,492,697
4,075,000	05/15/2045, 3.000%	3,395,064
		39,268,646
	United States Treasury Inflation Indexed Bonds
1,988,842	01/15/2026, 2.000%	1,995,613
1,250,979	01/15/2027, 2.375%	1,278,902
587,939	01/15/2028, 1.750%	590,189
1,247,820	04/15/2028, 3.625%	1,365,234
587,512	01/15/2029, 2.500%	616,092
983,948	04/15/2029, 3.875%	1,111,100
1,016,146	02/15/2040, 2.125%	1,093,779
1,165,549	02/15/2041, 2.125%	1,254,380
1,438,272	02/15/2042, 0.750%	1,227,057
1,445,830	02/15/2043, 0.625%	1,190,266
1,381,726	02/15/2044, 1.375%	1,307,694
1,594,381	02/15/2045, 0.750%	1,322,835

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 61.9% (Continued)
	U.S. Treasury Bonds — 16.1% (Continued)
$1,446,753	02/15/2046, 1.000%	$1,256,831
1,438,538	02/15/2047, 0.875%	1,206,070
1,275,784	02/15/2048, 1.000%	1,097,074
1,179,470	02/15/2049, 1.000%	1,013,081
998,582	02/15/2050, 0.250%	698,028
729,594	02/15/2051, 0.125%	486,435
282,538	02/15/2052, 0.125%	187,772
		20,298,432
	U.S. Treasury Notes — 45.8%
	United States Treasury Inflation Indexed Notes
3,849,284	04/15/2025, 0.125%	3,699,586
2,121,377	07/15/2025, 0.375%	2,055,256
1,790,141	10/15/2025, 0.125%	1,716,394
1,886,126	01/15/2026, 0.625%	1,822,100
2,229,508	04/15/2026, 0.125%	2,110,803
674,819	07/15/2026, 0.125%	640,205
727,714	10/15/2026, 0.125%	687,716
1,283,960	01/15/2027, 0.375%	1,217,820
1,030,156	04/15/2027, 0.125%	963,720
212,329	07/15/2027, 0.375%	201,179
523,409	01/15/2028, 0.500%	494,913
235,084	01/15/2029, 0.875%	225,511
392,217	01/15/2030, 0.125%	355,953
205,225	01/15/2031, 0.125%	184,108
182,017	01/15/2032, 0.125%	161,134
		16,536,398
	United States Treasury Notes
11,080,000	08/15/2024, 0.375%	10,358,069
11,330,000	08/31/2024, 1.250%	10,711,718
17,535,000	08/31/2024, 1.875%	16,734,623
14,090,000	09/15/2024, 0.375%	13,132,596
2,400,000	09/30/2024, 1.500%	2,273,719
7,180,000	10/15/2024, 0.625%	6,698,575
1,070,000	10/31/2024, 2.250%	1,023,856

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Principal Amount	Security Description	Value
	U.S. GOVERNMENT NOTES/BONDS — 61.9% (Continued)
	U.S. Treasury Notes — 45.8% (Continued)
$4,335,000	11/30/2024, 1.500%	$4,089,294
1,575,000	11/30/2024, 2.125%	1,502,033
1,495,000	12/31/2024, 1.750%	1,413,914
4,275,000	01/15/2025, 1.125%	3,992,032
3,960,000	01/31/2025, 1.375%	3,712,423
11,600,000	01/31/2025, 2.500%	11,110,625
13,360,000	02/15/2025, 1.500%	12,536,481
5,790,000	02/15/2025, 2.000%	5,488,626
7,745,000	02/28/2025, 1.125%	7,207,388
10,800,000	02/28/2025, 2.750%	10,383,609
7,025,000	03/15/2025, 1.750%	6,611,870
2,215,000	03/31/2025, 0.500%	2,030,186
2,690,000	03/31/2025, 2.625%	2,577,566
2,075,000	04/15/2025, 2.625%	1,986,083
3,505,000	04/30/2025, 0.375%	3,193,589
7,240,000	04/30/2025, 2.875%	6,963,409
945,000	05/15/2025, 2.125%	894,059
6,430,000	05/31/2025, 2.875%	6,180,586
		152,806,929
	TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $237,162,156)	228,910,405

	SHORT-TERM INVESTMENTS — 7.0%
	Money Market Deposit Account — 7.0%
26,070,807	U.S. Bank Money Market Deposit Account, 3.53% (e)(f)	26,070,807
	TOTAL MONEY MARKET FUNDS (Cost $26,070,807)	26,070,807

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Schedule of Investments
February 28, 2023 (Unaudited) (Continued)

Units	Security Description	Value
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.1%
	Private Funds — 2.1%
7,858,152	Mount Vernon Liquid Assets Portfolio, LLC, 4.75% (g)(h)	$7,858,152
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $7,858,152)	7,858,152
	TOTAL INVESTMENTS — 108.4% (Cost $421,128,816)	401,171,506
	Liabilities in Excess of Other Assets — (8.4)%	(31,029,758)
	NET ASSETS — 100.0%	$370,141,748

Percentages are stated as a percent of net assets.
(a)

Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate shown is the rate in effect as of February 28, 2023.

(b)	All or portion of this security is out on loan as of February 28, 2023. Total value of securities out on loan is $7,704,096 or 2.1% of net assets.
(c)

Security exempt form registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At February 28, 2023, the value of these securities amounted to $1,952,531 or 0.5% of net assets.

(d)	Security purchased on a forward-commitment basis (“TBA commitment”). On February 28, 2023, the total value of TBA commitments was $26,623,641 or 7.2% of net assets.
(e)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of February 28, 2023.

(f)

All or a portion of this security has been pledged as collateral in connection with TBA commitments. At February 28, 2023, the value of securities pledged amounted to $26,070,807. In addition, the Fund held cash collateral in the amount of $1,710,000.

(g)	Rate shown is the annualized seven-day yield as of February 28, 2023.
(h)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statement of Assets and Liabilities
February 28, 2023 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
ASSETS
Investments in securities, at value*+	$367,191,099	$572,051,280	$401,171,506
Cash held as collateral for TBA commitments	—	—	1,710,000
Foreign currency, at value*	346	—	—
Dividends and interest receivable	1,599,070	650,592	2,172,240
Dividend tax reclaim receivable	957,150	—	—
Securities lending income receivable	19,637	10,893	817
Receivable for securities sold	—	192,279,355	—
Total Assets	369,767,302	764,992,120	405,054,563

LIABILITIES
Collateral received for securities loaned (Note 4)	13,613,558	81,372,488	7,858,152
Payable for securities purchased	—	193,846,938	26,937,498
Management fees payable	169,428	193,498	117,165
Total Liabilities	13,782,986	275,412,924	34,912,815

NET ASSETS	$355,984,316	$489,579,196	$370,141,748

NET ASSETS CONSIST OF:
Paid-in capital	$522,823,387	$469,281,499	$432,330,100
Total distributable earnings (accumulated deficit)	(166,839,071)	20,297,697	(62,188,352)
Net assets	$355,984,316	$489,579,196	$370,141,748

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statement of Assets and Liabilities
February 28, 2023 (Unaudited) (Continued)

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
Net asset value:
Net assets	$355,984,316	$489,579,196	$370,141,748
Shares outstanding ^	15,700,000	11,200,000	8,600,000
Net asset value, offering and redemption price per share	$22.67	$43.71	$43.04

* Identified Cost:
Investments in securities	$370,080,203	$557,857,644	$421,128,816
Foreign currency	363	—	—
+ Includes loaned securities with a value of	$13,592,066	$42,494,341	$7,704,096

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Statement of Operations
For the Six-Months Ended February 28, 2023 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
INCOME
Dividends^	$5,495,170	$5,398,283	$—
Securities lending income, net (Note 4)	82,441	99,932	6,797
Interest	14,268	14,319	6,658,279
Total investment income	5,591,879	5,512,534	6,665,076

EXPENSES
Management fees	1,022,957	1,180,929	744,706
Total expenses	1,022,957	1,180,929	744,706
Net investment income (loss)	4,568,922	4,331,605	5,920,370

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(11,109,917)	38,841,981	(13,016,394)
Foreign currency	(121,300)	—	—
Change in unrealized appreciation (depreciation) on investments
Investments in securities	25,809,009	(8,511,033)	1,145,967
Foreign currency and translation of other assets and liabilities in foreign currency	48,813	—	—
Net realized and unrealized gain (loss) on investments	14,626,605	30,330,948	(11,870,427)
Net increase (decrease) in net assets resulting from operations	$19,195,527	$34,662,553	$(5,950,057)

^ Net of foreign withholding taxes	$736,819	$—	$—

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Statements of Changes in Net Assets

	Six-Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$4,568,922	$21,841,735
Net realized gain (loss) on investments and foreign currency	(11,231,217)	(9,191,343)
Change in unrealized appreciation (depreciation) on investments foreign currency	25,857,822	(81,520,049)
Net increase (decrease) in net assets resulting from operations	19,195,527	(68,869,657)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(9,246,698)	(23,767,573)
Total distributions to shareholders	(9,246,698)	(23,767,573)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,298,210	—
Payments for shares redeemed	(2,341,060)	(53,776,620)
Transaction fees (Note 7)	4,558	34,627
Net increase (decrease) in net assets derived from capital share transactions (a)	5,961,708	(53,741,993)
Net increase (decrease) in net assets	$15,910,537	$(146,379,223)

NET ASSETS
Beginning of period/year	$340,073,779	$486,453,002
End of period/year	$355,984,316	$340,073,779

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	400,000	—
Shares redeemed	(100,000)	(2,100,000)
Net increase (decrease)	300,000	(2,100,000)

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Statements of Changes in Net Assets

	Six-Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$4,331,605	$6,489,521
Net realized gain (loss) on investments	38,841,981	25,064,709
Change in unrealized appreciation (depreciation) on investments	(8,511,033)	(64,409,430)
Net increase (decrease) in net assets resulting from operations	34,662,553	(32,855,200)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,467,434)	(6,205,670)
Total distributions to shareholders	(4,467,434)	(6,205,670)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	66,730,320	78,759,520
Payments for shares redeemed	(71,114,750)	(3,904,120)
Transaction fees (Note 7)	136	8
Net increase (decrease) in net assets derived from capital share transactions (a)	(4,384,294)	74,855,408
Net increase (decrease) in net assets	$25,810,825	$35,794,538

NET ASSETS
Beginning of period/year	$463,768,371	$427,973,833
End of period/year	$489,579,196	$463,768,371

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	1,600,000	1,800,000
Shares redeemed	(1,700,000)	(100,000)
Net increase (decrease)	(100,000)	1,700,000

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Statements of Changes in Net Assets

	Six-Months Ended February 28, 2023 (Unaudited)	Year Ended August 31, 2022
OPERATIONS
Net investment income (loss)	$5,920,370	$7,006,259
Net realized gain (loss) on investments	(13,016,394)	(31,030,589)
Change in unrealized appreciation (depreciation) on investments	1,145,967	(28,597,208)
Net increase (decrease) in net assets resulting from operations	(5,950,057)	(52,621,538)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(5,912,137)	(9,405,859)
Total distributions to shareholders	(5,912,137)	(9,405,859)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,673,830	46,663,710
Payments for shares redeemed	(4,345,510)	(22,645,050)
Transaction fees (Note 7)	389	10,572
Net increase (decrease) in net assets derived from capital share transactions (a)	4,328,709	24,029,232
Net increase (decrease) in net assets	$(7,533,485)	$(37,998,165)

NET ASSETS
Beginning of period/year	$377,675,233	$415,673,398
End of period/year	$370,141,748	$377,675,233

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Shares sold	200,000	1,000,000
Shares redeemed	(100,000)	(500,000)
Net increase (decrease)	100,000	500,000

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 28, 2023		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$22.08		$27.80	$21.54	$22.59	$25.19	$27.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.29		1.34	0.78	0.51	0.74	0.60
Net realized and unrealized gain (loss) on investments (6)	0.89		(5.60)	6.34	(0.93)	(2.64)	(1.91)
Total from investment operations	1.18		(4.26)	7.12	(0.42)	(1.90)	(1.31)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.59)		(1.46)	(0.86)	(0.64)	(0.70)	(0.66)
Total distributions to shareholders	(0.59)		(1.46)	(0.86)	(0.64)	(0.70)	(0.66)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	—	(2)	— (2)	— (2)	0.01	— (2)	— (2)

Net asset value, end of period/year	$22.67		$22.08	$27.80	$21.54	$22.59	$25.19

Total return	5.49	%(3)	-15.77%	33.22%	-1.98%	-7.61%	-4.97%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$355,984		$340,074	$486,453	$437,301	$569,345	$609,628

The accompanying notes are an integral part of these financial statements.

Vident International Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended February 28, 2023		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.61	%(4)	0.61%	0.61%	0.61%	0.61%	0.64%
Expenses to average net assets (after management fees waived)	0.61	%(4)	0.60%	0.59%	0.60%	0.61%	0.63%
Net investment income (loss) to average net assets (before management fees waived)	2.72	%(4)	5.22%	3.02%	2.29%	3.09%	2.18%
Net investment income (loss) to average net assets (after management fees waived)	2.72	%(4)	5.23%	3.04%	2.30%	3.09%	2.19%
Portfolio turnover rate (5)	41	%(3)	70%	74%	79%	76%	66%

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 28, 2023		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$41.04		$44.58	$30.03	$29.72	$35.33	$29.83

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.38		0.62	0.46	0.45	0.49	0.40
Net realized and unrealized gain (loss) on investments (6)	2.69		(3.56)	14.56	0.33	(5.60)	5.52
Total from investment operations	3.07		(2.94)	15.02	0.78	(5.11)	5.92

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.40)		(0.60)	(0.47)	(0.47)	(0.50)	(0.42)
Total distributions to shareholders	(0.40)		(0.60)	(0.47)	(0.47)	(0.50)	(0.42)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	—	(2)	— (2)	—	—	— (2)	—

Net asset value, end of period/year	$43.71		$41.04	$44.58	$30.03	$29.72	$35.33

Total return	7.55	%(3)	-6.66%	50.29%	2.70%	-14.49%	19.95%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$489,579		$463,768	$427,974	$330,357	$478,413	$671,355

The accompanying notes are an integral part of these financial statements.

Vident U.S. Equity Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended February 28, 2023		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.50	%(4)	0.50%	0.50%	0.50%	0.50%	0.52%
Expenses to average net assets (after management fees waived)	0.50	%(4)	0.49%	0.48%	0.49%	0.50%	0.51%
Net investment income (loss) to average net assets (before management fees waived)	1.83	%(4)	1.41%	1.17%	1.53%	1.56%	1.20%
Net investment income (loss) to average net assets (after management fees waived)	1.83	%(4)	1.42%	1.19%	1.54%	1.56%	1.21%
Portfolio turnover rate (5)	126	%(3)	63%	65%	66%	71%	63%

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Not Annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 28, 2023		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$44.43		$51.96	$52.01	$51.22	$47.93	$50.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (1)	0.70		0.85	0.80	1.23	1.50	1.17
Net realized and unrealized gain (loss) on investments (6)	(1.39)		(7.23)	(0.05)	0.88	3.34	(2.39)
Total from investment operations	(0.69)		(6.38)	0.75	2.11	4.84	(1.22)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.70)		(1.05)	(0.80)	(1.33)	(1.56)	(1.11)
Realized gains	—		(0.10)	—	—	—	—
Total distributions to shareholders	(0.70)		(1.15)	(0.80)	(1.33)	(1.56)	(1.11)

CAPITAL SHARE TRANSACTIONS
Transaction fees (Note 7)	—	(2)	— (2)	— (2)	0.01	0.01	— (2)

Net asset value, end of period/year	$43.04		$44.43	$51.96	$52.01	$51.22	$47.93

Total return	-1.56	%(3)	-12.41%	1.46%	4.26%	10.37%	-2.42%

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$370,142		$377,675	$415,673	$400,494	$486,612	$536,796

The accompanying notes are an integral part of these financial statements.

Vident U.S. Bond Strategy ETFTM

Financial Highlights

For a capital share outstanding throughout the period/year (Continued)

	Six-Months Ended February 28, 2023		Year Ended August 31,
	(Unaudited)		2022	2021	2020	2019	2018
RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets (before management fees waived)	0.41	%(4)	0.41%	0.41%	0.41%	0.41%	0.43%
Expenses to average net assets (after management fees waived)	0.41	%(4)	0.40%	0.39%	0.40%	0.41%	0.42%
Net investment income (loss) to average net assets (before management fees waived)	3.26	%(4)	1.76%	1.53%	2.42%	3.11%	2.42%
Net investment income (loss) to average net assets (after management fees waived)	3.26	%(4)	1.77%	1.55%	2.43%	3.11%	2.43%
Portfolio turnover rate (5)	87	%(3)	247%	238%	247%	384%	324%

(1)	Calculated based on average shares outstanding during the period.
(2)	Less than $0.005.
(3)	Not Annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Vident ETFs

Notes to Financial Statements

February 28, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Strategy ETFTM, Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM, the Vident U.S. Quality IndexTM and the Vident Core U.S. Bond IndexTM, respectively. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014; and Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014.

The end of the reporting period for the Funds is February 28, 2023, and the period covered by these Notes to Financial Statements is the six-months period ended February 28, 2023 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator. These shares are generally classified as Level 2 instruments.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Vident International Equity Strategy ETFTM

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$341,522,313	$—	$0	(a)	$341,522,313
Preferred Stocks	11,827,490	—	—		11,827,490
Short-Term Investments	227,738	—	—		227,738
Investments Purchased with Proceeds from Securities Lending	—	13,613,558	—		13,613,558
Total Investments in Securities	$353,577,541	$13,613,558	$0		$367,191,099

(a)	Represents less than $0.50.

^	See Schedule of Investments for country breakouts

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

Vident U.S. Equity Strategy ETFTM

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$489,335,611	$—	$—	$489,335,611
Short-Term Investments	1,343,181	—	—	1,343,181
Investments Purchased with Proceeds from Securities Lending	—	81,372,488	—	81,372,488
Total Investments in Securities	$490,678,792	$81,372,488	$—	$572,051,280

^	See Schedule of Investments for sector breakouts

Vident U.S. Bond Strategy ETFTM

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$90,595,897	$—	$90,595,897
Mortgage Backed Securities - U.S. Government Agency	—	36,700,287	—	36,700,287
U.S. Government Agency Issues	—	11,035,958	—	11,035,958
U.S. Government Notes/Bonds	—	228,910,405	—	228,910,405
Short-Term Investments	26,070,807	—	—	26,070,807
Investments Purchased with Proceeds from Securities Lending	—	7,858,152	—	7,858,152
Total Investments in Securities	$26,070,807	$375,100,699	$—	$401,171,506

^	See Schedule of Investments for sector breakouts.

During the current fiscal period, the Funds did not recognize any transfers into or out of Level 3.

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in

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NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Noncash collateral pledged by the Fund, if any, is noted in the

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NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

Schedule of Investments. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

The value of TBA commitments on the Statement of Asests and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:

Statement of Assets and Liabilities - Values of TBA Committments as of the end of the current fiscal period

	Liabilities
	Location	Value
TBA Commitments - Credit/interest rate risk	Payable for Investment Securities Purchased	$26,937,498

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	($1,198,053)	TBA Commitments	$207,257

The average monthly value of TBA Commitments during the current fiscal period was $26,104,738.

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NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

OFFSETTING ASSETS AND LIABILITIES

The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.

The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.

OFFSETTING ASSETS AND LIABILITIES

Liabilities
Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Goldman Sachs & Co. LLC	$19,716,898	$—	$19,716,898
Wells Fargo Securities, LLC	7,220,600	—	7,220,600
	$26,937,498	$—	$26,937,498

	Gross Amounts not offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Goldman Sachs & Co. LLC	$(18,806,898)	$(910,000)	$—
Wells Fargo Securities, LLC	(6,420,600)	(800,000)	—
	$(25,227,498)	$(1,710,000)	$—

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2022 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(4,033,544)	$4,033,544
Vident U.S. Equity Strategy ETFTM	(697,709)	697,709
Vident U.S. Bond Strategy ETFTM	$1,381,888	$(1,381,888)

During the fiscal year ended August 31, 2022, the Funds realized the following net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains/(losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Vident International Equity Strategy ETFTM	$4,033,544
Vident U.S. Equity Strategy ETFTM	$697,709
Vident U.S. Bond Strategy ETFTM	$(1,381,888)

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Pursuant to a membership interest purchase agreement signed on March 24, 2023, Vident Capital Holdings, LLC, a subsidiary of MM VAM, LLC is expected to acquire Vident Advisory, LLC (the “Transaction”). MM VAM, LLC is an entity controlled by Casey Crawford. As of the Closing Date, Mr. Crawford will effectively control Vident Advisory, LLC. The Transaction is expected to be completed early in the third quarter of 2023.

In anticipation of the termination of the current advisory agreement and current sub-advisory agreement, VA is seeking to enter into (i) a new investment advisory agreement with the Trust, on behalf of the Funds (the “New Advisory Agreement”). The New Advisory Agreement is subject to approval by Fund shareholders and the closing of the Transaction. If approved, the New Advisory Agreement will be identical in all material respects to the

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

current advisory and sub-advisory agreements, except for their effective and termination dates. The shareholder meeting is scheduled for the second quarter of 2023.

There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Vident Advisory, LLC (the “Adviser”) serves as the investment adviser to the Funds, and is a wholly-owned subsidiary of Vident Financial, LLC, the Index Provider (“Vident Financial”). Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, Vident Investment Advisory, LLC (the “Sub-Adviser”) a wholly-owned subsidiary of Vident Financial. For its services, the Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50%, and Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

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NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Custodian and Bank of New York Mellon (“BNY” or the “Sub-Custodian”) (together the “Securities Lending Agents”) act as Vident International Equity Strategy ETF’sTM securities lending agents. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 331⁄3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

The securities lending agreements provide that, in the event of a borrower’s material default, the Securities Lending Agents shall take all actions the Securities Lending Agents deem appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agents’ expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreements between the Funds and the Securities Lending Agents.

As of the end of the current fiscal period, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to the Securities Lending Agents were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received (excludes non- cash collateral)
Vident International Equity Strategy ETFTM	$13,592,066	$13,613,558
Vident U.S. Equity Strategy ETFTM	$42,494,341	$81,372,488
Vident U.S. Bond Strategy ETFTM	$7,704,096	$7,858,152

The cash collateral is invested in a private fund, and repurchase agreements (Vident International Equity Strategy ETFTM only) with selected commercial banks and broker dealers, under which the Fund acquires U.S. Government obligations, as collateral subject to an obligation of the counterparty to repurchase and the Fund to resell the securities at an agreed upon time and price. The Fund, through the Sub-Custodian, receives delivery of the underlying securities collateralizing repurchase agreements. The Fund requires the Sub-Custodian to take possession of all securities held as collateral for repurchase agreements. The Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction and it is the Fund’s policy that the fair value of the collateral be at least equal to 102% of the repurchase price. The value of the related collateral that the Fund received for repurchase agreements exceeded the value of the repurchase agreements at the end of the current fiscal period. The Schedule of Investments for the Fund includes the investments purchased with particular cash collateral holdings as of the end of the current fiscal period. Non-cash collateral received by Vident International Equity Strategy ETFTM was in the form of U.S. Treasury obligations with a value of $1,116,745.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

The interest income earned by the Funds on non-cash collateral and investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Net fees and interest income earned on collateral investments and recognized by the Funds during the current fiscal period, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Strategy ETFTM	$82,441
Vident U.S. Equity Strategy ETFTM	99,932
Vident U.S. Bond Strategy ETFTM	6,797

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Strategy ETFTM

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Repurchase agreements collateralized by various U.S. government obligations	$5,277,163	$—	$—	$—	$5,277,163
Private Funds (a)	8,336,395	—	—	—	8,336,395
U.S. Treasury Notes and Bonds	—	—	—	1,116,745	1,116,745
Total Borrowings	$13,613,558	$—	$—	$1,116,745	$14,730,303

Vident U.S. Equity Strategy ETFTM

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Private Funds (a)	$81,372,488	$—	$—	$—	$81,372,488
Total Borrowings	$81,372,488	$—	$—	$—	$81,372,488

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

Vident U.S. Bond Strategy ETFTM

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Private Funds (a)	$7,858,152	$—	$—	$—	$7,858,152
Total Borrowings	$7,858,152	$—	$—	$—	$7,858,152

(a)

The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Strategy ETFTM	$138,967,957	$140,266,158
Vident U.S. Equity Strategy ETFTM	$598,217,640	$596,456,577
Vident U.S. Bond Strategy ETFTM	$317,258,421	$317,761,633

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$5,960,453	$1,754,909
Vident U.S. Equity Strategy ETFTM	$66,179,477	$71,176,038
Vident U.S. Bond Strategy ETFTM	$7,760,834	$3,947,527

There were no purchases or sales of U.S. Government securities in Vident International Equity Strategy ETFTM or Vident U.S. Equity Strategy ETFTM during the current fiscal period. Included in the amounts for Vident U.S. Bond Strategy ETFTM there were $230,439,701 of purchases and $229,031,236 of sales of U.S. Government securities during the current fiscal period.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

NOTE 6 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2022, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM
Tax cost of investments	$378,608,649	$543,866,838	$434,047,042
Gross tax unrealized appreciation	$20,156,454	$58,297,752	$139,714
Gross tax unrealized depreciation	(51,664,642)	(36,926,975)	(21,438,865)
Net tax unrealized appreciation/(depreciation)	(31,508,188)	21,370,777	(21,299,151)
Undistributed ordinary income	5,125,231	1,218,360	502,506
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(150,404,943)	(32,486,559)	(29,529,513)
Distributable earnings/(accumulated deficit)	$(176,787,900)	$(9,897,422)	$(50,326,158)

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2022, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.

As of August 31, 2022, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$(139,495,696)	$(10,895,577)
Vident U.S. Equity Strategy ETFTM	$(32,486,559)	$—
Vident U.S. Bond Strategy ETFTM	$(18,261,395)	$(11,268,118)

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

During the fiscal year ended August 31, 2022, the Funds utilized the following capital loss carryforward that was available as of August 31, 2021:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$—	$7,068,276
Vident U.S. Equity Strategy ETFTM	$24,713,791	$—
Vident U.S. Bond Strategy ETFTM	$—	$—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2022, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$23,767,573	$—
Vident U.S. Equity Strategy ETFTM	$6,205,670	$—
Vident U.S. Bond Strategy ETFTM	$8,604,885	$800,974

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2021, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$15,901,505	$—
Vident U.S. Equity Strategy ETFTM	$4,772,720	$—
Vident U.S. Bond Strategy ETFTM	$6,192,618	$—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 100,000 shares. The general blocks of shares issued or redeemed are called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Equity Strategy ETFTM and Vident U.S. Bond Strategy ETFTM each charge $750 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.

Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.

NOTE 8 – RISKS

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM Only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

Vident ETFs

NOTES TO FINANCIAL STATEMENTS
February 28, 2023 (Unaudited) (Continued)

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Ronald Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

Vident ETFs

Expense Example

For the Period Ended February 28, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated in the following Expense Example tables.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Vident ETFs

Expense Example

For the Six-Months Ended February 28, 2023 (Unaudited) (Continued)

Vident International Equity Strategy ETFTM

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period(1)
Actual	$ 1,000.00	$ 1,054.90	$3.11
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.77	$3.06

Vident U.S. Equity Strategy ETFTM

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period(2)
Actual	$ 1,000.00	$ 1,075.50	$2.57
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.32	$2.51

Vident U.S. Bond Strategy ETFTM

	Beginning Account Value September 1, 2022	Ending Account Value February 28, 2023	Expenses Paid During the Period(3)
Actual	$ 1,000.00	$ 984.40	$2.02
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,022.76	$2.06

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.61%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.50%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

(3)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.41%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

Vident ETFs

Approval of Advisory Agreement & Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 11-12, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Vident Advisory, LLC (the “Adviser”) and the Trust, on behalf of Vident U.S. Bond Strategy ETFTM, Vident International Equity Strategy ETFTM, and Vident U.S. Equity Strategy ETFTM (each, a “Fund” and, collectively, the “Funds”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative fee and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.

The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, representatives from the Adviser provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Advisory Agreement in light of this information.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds, as well the Adviser’s management of another fund in the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.

The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Adviser does not serve as the index provider to the Funds; rather, each Fund tracks an index created and owned by Vident Financial, LLC, an affiliate of the Adviser.

Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended September 30, 2022, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in each Fund’s Morningstar category –US Fund Intermediate Core-Plus Bond, US Fund Foreign Large Value, and US Fund Mid-Cap Value, respectively (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.

In addition, the Board noted that, for each applicable period ended September 30, 2022, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.

Vident U.S. Bond Strategy ETFTM: The Board noted that the Fund underperformed its broad-based benchmark, the FTSE Broad Investment Grade Bond Index, for the one-year, three-year, five-year, and since inception periods. The FTSE Broad Investment Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market. In comparing the Fund’s performance

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

to that of the benchmark, the Board noted that the Fund provides more diversified exposure to the U.S. bond market, including exposure to non-investment grade bonds excluded from the benchmark.

The Board then noted that, for the one-year, three-year, five-year, and since inception periods ended September 30, 2022, the Fund slightly underperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that only a small percentage of the ETFs in the Peer Group have the flexibility, like the Fund, to invest in non-core fixed income sectors, such as high-yield corporate bonds (also known as “junk bonds”) and Treasury Inflation-Protected Securities (“TIPS”). The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year, three-year and five-year periods ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar objectives, investment universes, sector exposure, and average maturity.

Vident International Equity Strategy ETFTM: The Board noted that the Fund outperformed its broad-based benchmark, the Morningstar Global Markets ex-US Index, for the one-year period ended September 30, 2022, but the Fund underperformed its benchmark for each of the three-year, five-year, and since inception periods. The Morningstar Global Markets ex-US Index provides exposure to the top 97% market capitalization in each of two economic segments, developed markets, excluding the United States, and emerging markets. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike the benchmark, invests in companies in emerging markets.

The Board noted that, for the one-year, three-year, five-year and since inception periods ended September 30, 2022, the Fund underperformed the median return of its Category Peer Group, but slightly outperformed its Peer Group over the one-year and three-year periods. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year and five-year periods and outperformed all of the funds from the Selected Peer Group over the three-year period ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar objectives, investment universes, and average market capitalizations.

Vident U.S. Equity Strategy ETFTM: The Board noted that the Fund outperformed its broad-based benchmark, the Morningstar U.S. Market Total Return Index, for the one-year and three-year periods ended September 30, 2022, but the Fund underperformed this benchmark for the five-year and since inception periods. With respect to the Fund’s second benchmark, the S&P 500, the Board noted that the Fund outperformed the S&P 500 for the one-year period, but the Fund underperformed the S&P 500 for the three-year, five-year, and since inception periods. The Morningstar U.S. Market

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Total Return Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. The S&P 500 Index provides an indication of the performance of U.S. large-cap companies

The Board noted that, for the one-year and three-year periods ended September 30, 2022, the Fund outperformed the median return of its Peer Group, and the Fund outperformed the median return of its Category Peer Group over the three-year, five-year, and since inception periods. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year, three-year, and five-year periods ended September 30, 2022. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as funds with similar objectives, investment universes, and quantitative approaches to security selection.

Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.

The Board noted that each Fund’s net expense ratio was equal to its unified fee (described above). The Board then compared each Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.

Vident U.S. Bond Strategy ETFTM: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

Vident International Equity Strategy ETFTM: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was slightly higher than the highest net expense ratio of the other funds in its Selected Peer Group.

Vident ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS

(Unaudited) (Continued)

Vident U.S. Equity Strategy ETFTM: The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in the Peer Group and lower than the median net expense ratio of funds in the Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.

The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Vident ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Vident ETFs

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME

For the year ended August 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	64.80%
Vident U.S. Equity Strategy ETFTM	100.00%
Vident U.S. Bond Strategy ETFTM	0.00%

DIVIDENDS RECEIVED DEDUCTION

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2022 was as follows:

Vident International Equity Strategy ETFTM	0.09%
Vident U.S. Equity Strategy ETFTM	100.00%
Vident U.S. Bond Strategy ETFTM	0.00%

SHORT-TERM CAPITAL GAIN

For the year ended August 31, 2022, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%

Vident ETFs

Federal Tax Information

(Unaudited)

FOREIGN TAX CREDIT PASS THROUGH

Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2022. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$2,611,991	$0.16960981	98.45%
Vident U.S. Equity Strategy ETFTM	—	—	—
Vident U.S. Bond Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntam.com daily.

Vident ETFs

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntam.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntam.com.

Information About the Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.videntam.com.

Adviser

Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Vident Financial, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Colorado 80203

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

Vident International Equity Strategy ETFTM Symbol – VIDI CUSIP – 26922A404	Vident U.S. Equity Strategy ETFTM Symbol – VUSE CUSIP – 26922A503	Vident U.S. Bond Strategy ETFTM Symbol – VBND CUSIP – 26922A602

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5-4-2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5-4-2023

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5-4-2023

*	Print the name and title of each signing officer under his or her signature.